UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06091

Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.6% (1.0% of Total Investments)
$ 3,800	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 3,825,194
	2006C-2, 5.000%, 11/15/36 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,204,476
800	5.000%, 11/15/30	11/15 at 100.00	Baa2	696,008
1,650	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,597,844
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA+	944,420
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
8,450	Total Alabama			8,267,942
	Alaska – 0.6% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
4,000	5.000%, 6/01/32	6/14 at 100.00	Baa3	2,903,840
500	5.000%, 6/01/46	6/14 at 100.00	Baa3	331,675
4,500	Total Alaska			3,235,515
	Arizona – 2.3% (1.5% of Total Investments)
1,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A1	908,370
	Project, Series 2003A, 5.000%, 7/01/31 – NPFG Insured
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	195,172
265	5.250%, 12/01/25	12/15 at 100.00	BBB	253,003
2,500	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034, 15.030%,	7/17 at 100.00	AA+	2,017,400
	7/01/26 – AGM Insured (IF)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	5,037,300
	2008, Trust 1132, 9.221%, 1/01/32 (IF)
3,450	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	3,100,826
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
964	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	786,402
	2005, 6.000%, 7/01/30
13,379	Total Arizona			12,298,473
	Arkansas – 0.7% (0.4% of Total Investments)
3,290	University of Arkansas, Pine Bluff Campus, Revenue Bonds, Series 2005A, 5.000%, 12/01/30 –	12/15 at 100.00	Aa2	3,409,723
	AMBAC Insured
	California – 25.2% (16.4% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	1,525,455
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
2,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	2,304,135
	Series 2005, 4.750%, 10/01/28 (UB)
1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,004,680
	2006, 5.000%, 11/01/30
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	AAA	2,503,650
	Series 2005, 5.000%, 11/15/27
4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,014,231
	Series 2006, 5.000%, 4/01/37
5,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,122,040
	5.000%, 11/15/42 (UB)
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	861,411
	2009I-1, 6.375%, 11/01/34
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	1,539,240
	2010A-1, 5.750%, 3/01/30
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,100	5.250%, 3/01/30	3/20 at 100.00	A1	2,177,007
3,000	5.500%, 3/01/40	3/20 at 100.00	A1	3,123,750
	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes
	of the West, Series 2010:
900	6.000%, 10/01/29	10/19 at 100.00	BBB	904,527
1,030	6.250%, 10/01/39	10/19 at 100.00	BBB	1,031,195
1,055	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	N/R	1,003,653
	Public Schools, Series 2010, 6.000%, 7/01/40
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	842,880
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB	1,511,160
1,390	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	1,550,740
	Option Bond Trust 3175, 13.616%, 5/15/14 (IF)
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A	1,998,515
	Company, Series 1996A, 5.300%, 7/01/21
2,530	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	8/13 at 100.00	BBB	2,159,127
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 – RAAI Insured
145	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	8/13 at 100.00	N/R (4)	158,347
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 (Pre-refunded 8/01/13) –
	RAAI Insured
730	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	772,004
	Subordinate Series 2011A, 7.000%, 12/01/36
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,623,945
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Central Glendale Redevelopment Project, Tax	12/16 at 100.00	A	2,009,940
	Allocation Bonds, Series 2010, 5.500%, 12/01/24
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.000%, 6/01/33	6/17 at 100.00	Baa3	2,159,670
1,000	5.750%, 6/01/47	6/17 at 100.00	Baa3	748,370
610	5.125%, 6/01/47	6/17 at 100.00	Baa3	411,073
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	14,081,118
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
400	Jurupa Public Financing Authority, California,Superior Lien Revenue Bonds, Series 2010A,	9/20 at 100.00	AA+	385,732
	5.000%, 9/01/33
500	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A	462,440
	California, Series 2010, 5.375%, 3/15/36
6,215	Marinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	AA–	5,352,358
	Series 2011, 0.000%, 8/01/31
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 7.000%, 11/01/34	No Opt. Call	A	3,114,288
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	BBB+	1,128,200
	Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	Baa1	18,325,830
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	1,276,916
	6.750%, 11/01/39
1,875	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,889,888
	5.250%, 11/01/21
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	19,168,828
	Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,619,950
	5.500%, 5/01/32
3,415	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa1 (4)	3,936,573
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
5,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds,	2/12 at 101.00	Aa2	5,092,750
	Series 2002A, 5.000%, 2/01/27 – FGIC Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	240,595
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	256,512
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	672,969
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
6,175	0.000%, 1/15/28 – NPFG Insured	No Opt. Call	Baa1	1,461,190
8,135	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	Baa1	1,138,331
17,195	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa1	2,204,399
660	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	698,221
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	No Opt. Call	A	1,069,920
	Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23
3,185	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – NPFG Insured	5/13 at 101.00	Aa1	3,186,019
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/31 at 100.00	AA+	1,363,538
	2011B, 0.000%, 8/01/36 – AGM Insured
150,075	Total California			132,187,310
	Colorado – 3.0% (2.0% of Total Investments)
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	No Opt. Call	N/R	1,472,340
	Series 2009A, 7.750%, 8/01/39
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National	11/20 at 100.00	N/R	635,613
	Obligated Group Project, Series 2010A, 6.000%, 11/15/30
14,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	Baa1	2,442,090
	NPFG Insured
500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,	5/21 at 100.00	Baa2	504,690
	Refunding Series 2011A, 5.500%, 5/01/22 (Alternative Minimum Tax)
4,055	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA+	4,266,549
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
3,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA+	3,351,510
	Series 2009, 6.250%, 12/01/30 – AGC Insured
650	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	715,709
	Utilities, Series 2008, 6.500%, 11/15/38
2,365	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	2,387,751
	Activity Bonds, Series 2010, 6.000%, 1/15/41
27,160	Total Colorado			15,776,252
	Connecticut – 0.5% (0.3% of Total Investments)
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,721,875
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
	District of Columbia – 6.4% (4.2% of Total Investments)
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	No Opt. Call	AA+	28,751,633
	5.500%, 10/01/23 – AGM Insured (UB)
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – NPFG Insured	No Opt. Call	Aa2	3,580,560
1,200	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,202,268
	Tender Option Bond Trust 1606, 11.736%, 10/01/30 – AMBAC Insured (IF)
27,945	Total District of Columbia			33,534,461
	Florida – 7.6% (4.9% of Total Investments)
1,000	Board of Regents, Florida State University, Housing Facility Revenue Bonds, Series 2005A,	5/15 at 101.00	AA–	1,023,060
	5.000%, 5/01/27 – NPFG Insured
3,730	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A–	3,745,144
	Series 2005, 5.000%, 4/01/24
250	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	272,700
	Series 2009B, 7.000%, 4/01/39
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	BBB	1,198,312
	University, Refunding Series 2011, 6.375%, 4/01/31
1,000	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	911,660
	2004, 5.850%, 5/01/35
14,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	A2	13,104,280
	2007B, 4.500%, 10/01/31 – NPFG Insured
4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA+	4,027,040
	5.375%, 10/01/40
3,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/17 at 100.00	N/R	2,519,580
	Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41
2,945	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,640,811
	Gardens, Series 2004A, 5.900%, 5/01/35
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,705,358
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,435	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	1,085,463
	5.400%, 5/01/37
1,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	610,610
	6.650%, 5/01/40
1,805	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	1,667,188
	6.000%, 5/01/23
1,250	Wyndam Park Community Development District, Florida, Special Assessment Bonds,Series 2003,	5/13 at 101.00	A	1,272,375
	6.375%, 5/01/34
42,460	Total Florida			39,783,581
	Georgia – 3.0% (2.0% of Total Investments)
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	N/R	1,035,490
	7.500%, 1/01/31
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA+	1,546,995
	AGM Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	Baa1	1,986,200
	Series 1996, 5.500%, 8/15/26 – NPFG Insured
5,980	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University –	9/11 at 102.00	N/R	6,091,946
	TUFF/Atlanta Housing LLC, Series 2001A, 5.500%, 9/01/22 – AMBAC Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A–	2,458,400
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
2,250	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A+	2,670,885
	Series 1997E, 6.500%, 1/01/20
15,230	Total Georgia			15,789,916
	Guam – 0.3% (0.2% of Total Investments)
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	Ba2	1,603,107
	2010, 5.625%, 7/01/40
	Idaho – 1.4% (0.9% of Total Investments)
4,810	Boise City, Idaho, Revenue Refunding Bonds, Series 2001A, 5.375%, 12/01/31 – NPFG Insured	12/11 at 100.00	Aa2	4,865,844
2,620	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	No Opt. Call	A1	2,695,639
	5.650%, 7/01/26
7,430	Total Idaho			7,561,483
	Illinois – 12.9% (8.4% of Total Investments)
4,775	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit	3/13 at 100.00	N/R (4)	5,140,765
	Authority, Series 2003, 5.250%, 3/01/23 (Pre-refunded 3/01/13) – AMBAC Insured
510	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series	10/19 at 100.00	Baa2	525,234
	2009, 6.500%, 4/01/44
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A,	5/20 at 100.00	N/R	492,630
	7.750%, 5/15/30
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	11/12 at 100.00	N/R	500,050
	7.000%, 5/15/18
1,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%,	11/19 at 100.00	AA	1,144,305
	11/01/39
1,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa1	903,260
	5.625%, 1/01/37
1,000	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care	No Opt. Call	A+	926,120
	Centers, Series 2010, 5.375%, 8/15/40
990	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	1,010,216
	6.000%, 5/15/39
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,500	5.250%, 11/15/21	5/14 at 100.00	A	2,554,150
1,000	5.250%, 11/15/22	5/14 at 100.00	A	1,017,260
2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	1,937,060
	5.125%, 5/15/35
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	334,861
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,102,960
1,120	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A2	1,184,086
	Series 2009C, 6.625%, 11/01/39
1,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	930,850
	5.500%, 8/01/37
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB	2,071,620
3,000	7.000%, 8/15/44	8/19 at 100.00	BBB	3,132,750
1,000	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA+	1,016,190
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	8/20 at 100.00	AA–	1,465,282
	2009B, 5.000%, 8/15/26
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,087,000
	Series 2009, 6.125%, 5/15/25
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,
	Series 2002:
4,000	5.500%, 1/01/22	1/13 at 100.00	Baa1	4,025,880
750	5.625%, 1/01/28	1/13 at 100.00	Baa1	726,923
12,725	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation School	No Opt. Call	Aa3	13,119,857
	Bonds, Series 1997, 7.800%, 1/01/12 – AGM Insured
3,495	Madison County Community Unit School District 7, Edwardsville, Illinois, School Building	No Opt. Call	N/R (4)	3,672,336
	Bonds, Series 1994, 5.850%, 2/01/13 – FGIC Insured (ETM)
1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	923,800
	Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	3,685,631
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,627,655
4,000	6.250%, 6/01/24	No Opt. Call	A–	4,182,520
800	6.000%, 6/01/28	No Opt. Call	A–	826,328
	Will County High School District 204, Joliet, Illinois, General Obligation Bonds, Series 2001:
1,145	8.700%, 12/01/13 – AGM Insured	No Opt. Call	AA+	1,338,803
1,300	8.700%, 12/01/14 – AGM Insured	No Opt. Call	AA+	1,598,922
1,180	Will County School District 17, Channahon, Illinois, General Obligation School Building Bonds,	No Opt. Call	Aa3	1,357,248
	Series 2001, 8.400%, 12/01/13 – AMBAC Insured
67,775	Total Illinois			67,562,552
	Indiana – 2.0% (1.3% of Total Investments)
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	1,055,040
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Refunding Revenue Bonds, Floyd Memorial Hospital and	3/20 at 100.00	A–	1,465,665
	Health Services Project, Series 2010, 5.125%, 3/01/30
1,855	Indianapolis, Indiana, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,	7/12 at 100.00	Aaa	1,875,053
	Cloverleaf Apartments Project Phase I, Series 2000, 6.000%, 1/20/31
2,470	Shelbyville, Indiana, GNMA Collateralized Multifamily Housing Revenue Bonds, Blueridge Terrace	1/12 at 101.00	Aaa	2,496,577
	Project, Series 2000, 6.050%, 1/20/36
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23 (5)	2/15 at 100.00	N/R	267,205
2,500	5.375%, 2/15/34 (5)	2/15 at 100.00	N/R	430,975
2,765	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.750%,	1/13 at 101.00	A1 (4)	3,012,136
	7/15/14 (Pre-refunded 1/15/13) – AMBAC Insured
13,690	Total Indiana			10,602,651
	Iowa – 1.7% (1.1% of Total Investments)
3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	3,083,550
	5.500%, 12/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	6,002,640
	5.500%, 6/01/42
11,000	Total Iowa			9,086,190
	Kansas – 1.5% (1.0% of Total Investments)
1,240	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,	9/21 at 100.00	Aa3	1,354,452
	Series 2011A, 5.000%, 9/01/26 (WI/DD, Settling 8/04/11)
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center	11/15 at 100.00	A2	1,040,960
	Inc., Series 2005L, 5.000%, 11/15/22
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	620,082
	Mall Project, Series 2010, 5.900%, 4/01/32
275	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single	No Opt. Call	Aaa	285,733
	Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
2,225	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AAA	2,724,913
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)
2,980	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	1,700,984
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
8,320	Total Kansas			7,727,124
	Kentucky – 2.2% (1.4% of Total Investments)
2,000	Jefferson County, Kentucky, Health Facilities Revenue Refunding Bonds, Jewish Hospital	1/12 at 100.00	A–	2,002,680
	HealthCare Services Inc., Series 1996, 5.700%, 1/01/21 – AMBAC Insured
2,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa2	2,043,820
	Medical Health System, Series 2010A, 6.000%, 6/01/30
2,010	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	N/R	1,954,906
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project,	3/21 at 100.00	A3	5,291,550
	Improvement and Refunding Series 2011, 6.250%, 3/01/31
11,010	Total Kentucky			11,292,956
	Louisiana – 1.6% (1.0% of Total Investments)
440	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed	10/11 at 100.00	Aaa	459,668
	Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30
	(Alternative Minimum Tax)
1,380	Louisiana Local Government Environment Facilities and Community Development Authority,	8/20 at 100.00	BBB–	1,444,846
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
	(Mandatory put 8/01/20)
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BBB–	1,047,000
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	2,966,940
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,325,875
	Series 2007A, 5.500%, 5/15/47
8,320	Total Louisiana			8,244,329
	Maine – 0.7% (0.5% of Total Investments)
1,665	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Series 2010A,	7/20 at 100.00	A1	1,672,676
	5.000%, 7/01/40
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	2,007,020
	Center, Series 2011, 6.750%, 7/01/36 (WI/DD, Settling 8/11/11)
3,665	Total Maine			3,679,696
	Maryland – 0.6% (0.4% of Total Investments)
515	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	483,487
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	2,559,750
	Series 2004, 5.375%, 8/15/24
3,015	Total Maryland			3,043,237
	Massachusetts – 3.6% (2.3% of Total Investments)
4,650	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/11 at 100.00	N/R	4,314,410
	Apartments, Series 1999, 7.000%, 12/01/31
1,875	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	1/12 at 100.00	A–	1,878,881
	Health Care, Series 2001C, 6.500%, 7/01/21
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,903,496
	University Issue, Series 2009A, 5.750%, 7/01/39
2,030	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/11 at 100.00	A–	2,036,192
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
5,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	5,528,808
	5.000%, 8/15/23 – AGM Insured (UB)
3,120	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	2,961,036
	8/01/46 – AGM Insured (UB), (7)
18,675	Total Massachusetts			18,622,823
	Michigan – 4.8% (3.2% of Total Investments)
4,250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AA+ (4)	4,419,915
	Improvement Bonds, Series 2001A, 5.500%, 5/01/20 (Pre-refunded 5/01/12) – AGM Insured
2,500	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	2,534,025
	5.000%, 11/01/30
10,215	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15 –	No Opt. Call	A+	11,371,032
	FGIC Insured
1,350	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	1,409,211
	10/15/22 – AMBAC Insured
3,240	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	3,241,782
	Refunding Series 2009, 5.750%, 11/15/39
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	2,076,374
	2006A, 5.000%, 12/01/31 (UB)
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	307,023
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
23,895	Total Michigan			25,359,362
	Minnesota – 4.0% (2.6% of Total Investments)
2,750	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	2,832,308
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	9/11 at 100.00	Aaa	6,801,600
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
2,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	1,784,640
	Schools Academy, Series 2010A, 5.875%, 11/01/40
620	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/11 at 100.00	A	621,773
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	1,003,640
	Series 2005, 6.000%, 11/15/25
2,000	Washington County Housing & Redevelopment Authority, Minnesota, Hospital Facility Revenue	11/11 at 100.00	BB+	1,898,740
	Bonds, Healtheast Project, Series 1998, 5.500%, 11/15/27
6,280	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series	8/17 at 100.00	AAA	5,987,415
	2007A, 3.500%, 2/01/28
19,650	Total Minnesota			20,930,116
	Mississippi – 0.6% (0.4% of Total Investments)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/11 at 100.00	BBB	1,001,300
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,337,745
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
3,275	Total Mississippi			3,339,045
	Missouri – 2.4% (1.6% of Total Investments)
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	2,026,980
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	202,278
	Regional Hospital, Series 2006, 5.000%, 3/01/22
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa1	1,093,250
	Bonds, Series 2006, 5.250%, 3/01/26 – NPFG Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	865,215
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,479,433
2,985	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of	4/14 at 100.00	A–	3,069,476
	Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	3,924,490
	Series 2011, 5.000%, 4/01/26
12,265	Total Missouri			12,661,122
	Nebraska – 2.1% (1.4% of Total Investments)
11,215	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/17 at 100.00	AA	10,871,148
	FGIC Insured (UB)
	Nevada – 1.5% (1.0% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	4,160,760
7,530	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	1,807,426
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/34 – AMBAC Insured (5)
1,600	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,817,744
	8.000%, 6/15/30
13,130	Total Nevada			7,785,930
	New Hampshire – 0.1% (0.1% of Total Investments)
595	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	7/17 at 100.00	Aa2	620,020
	2007-E, 5.750%, 1/01/37 (Alternative Minimum Tax)
	New Jersey – 2.9% (1.9% of Total Investments)
1,760	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004,	6/12 at 100.00	BBB	1,737,525
	5.500%, 6/15/24
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	A+	1,389,196
1,000	5.250%, 9/01/26	9/15 at 100.00	A+	1,034,860
555	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	546,564
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.750%, 6/01/31
600	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	Baa1	688,068
	and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32
680	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	636,596
	University Hospital, Series 2007, 5.750%, 7/01/37
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	791,722
	Bond Trust PA-4643, 20.067%, 6/01/30 (IF) (7)
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	3,862,236
	2006A, 5.250%, 12/15/20
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	716,156
1,050	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	1,099,224
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
4,250	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	2,931,990
	Series 2007-1A, 4.750%, 6/01/34
16,010	Total New Jersey			15,434,137
	New Mexico – 0.8% (0.5% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	6/14 at 100.00	A3	934,982
1,295	5.125%, 6/01/19	6/14 at 100.00	A3	1,353,223
2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	Baa3	1,939,500
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40
4,175	Total New Mexico			4,227,705
	New York – 16.3% (10.6% of Total Investments)
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,990,883
3,065	6.250%, 7/15/40	No Opt. Call	BBB–	3,133,503
1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,797,934
	2005F, 5.000%, 3/15/24 – AMBAC Insured
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,442,533
	2/15/47 – NPFG Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,027,600
	5.000%, 11/15/34
2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	2,289,375
	5.000%, 11/15/30 – AMBAC Insured
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	3,256,000
	5.000%, 11/15/30
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37	10/17 at 100.00	N/R	278,815
1,000	5.875%, 10/01/46	10/17 at 102.00	N/R	562,750
7,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	12/14 at 100.00	AAA	8,236,644
	Revenue Bonds, Fiscal Series 2005B, 5.000%, 6/15/28 – AMBAC Insured
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/19 at 100.00	AA+	541,000
	Revenue Bonds, Tender Option Bond Trust 3484, 17.892%, 6/15/33 (IF)
5,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	5,977,780
	Series 2004C, 5.000%, 2/01/22 (UB)
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	AA (4)	5,474,950
	(Pre-refunded 6/01/13)
4,200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	4,464,390
7,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	7,503,230
5,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	5,506,900
5,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	5,306,200
	5.250%, 12/01/19
4,205	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	4,520,669
	2004A-1, 5.000%, 3/15/23 – FGIC Insured
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
590	5.500%, 12/01/31	12/20 at 100.00	BBB–	590,549
1,325	6.000%, 12/01/42	12/20 at 100.00	BBB–	1,345,206
16,445	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	Baa1	17,161,838
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)
1,170	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic	12/20 at 100.00	N/R	1,199,894
	Landing At Southold, Inc. Project, Series 2010, 5.875%, 12/01/30
82,485	Total New York			85,608,643
	North Carolina – 0.5% (0.3% of Total Investments)
2,420	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	2,465,496
	Health System, Series 2001, 5.250%, 10/01/26 (Pre-refunded 10/01/11)
	North Dakota – 0.5% (0.3% of Total Investments)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	2,367,171
	6.250%, 11/01/31
	Ohio – 4.0% (2.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,120	5.125%, 6/01/24	6/17 at 100.00	Baa3	2,558,088
530	5.875%, 6/01/30	6/17 at 100.00	Baa3	416,967
525	5.750%, 6/01/34	6/17 at 100.00	Baa3	397,021
1,000	6.500%, 6/01/47	6/17 at 100.00	Baa3	812,830
1,180	5.875%, 6/01/47	6/17 at 100.00	Baa3	873,483
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
1,000	5.250%, 11/01/29	11/20 at 100.00	BBB+	967,980
1,000	5.750%, 11/01/40	11/20 at 100.00	BBB+	960,300
5,000	5.500%, 11/01/40	11/20 at 100.00	BBB+	4,630,850
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	758,062
	Services, Improvement Series 2010A, 5.625%, 7/01/26
1,400	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB	1,430,240
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
5,765	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	6,176,045
	2011A, 6.000%, 11/15/41
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	850,240
	Project, Series 2009E, 5.625%, 10/01/19
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	N/R	250,130
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
22,330	Total Ohio			21,082,236
	Oklahoma – 1.2% (0.8% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	636,428
	5.375%, 9/01/36
5,280	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,292,038
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	88,364
	System, Series 2008, Trust 3500, 8.489%, 6/15/30 (IF)
6,118	Total Oklahoma			6,016,830
	Pennsylvania – 3.9% (2.5% of Total Investments)
1,000	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	No Opt. Call	BB	1,075,490
	Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding
	Series 2009, 6.750%, 11/01/24
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	8/19 at 100.00	Aa3	2,059,800
	Center Revenue Bonds, Series 2009A, 5.375%, 8/15/29
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	821,460
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA+	3,139,380
	5.000%, 6/01/26 – AGM Insured (UB)
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	1,019,920
	Ministries Project, Series 2009, 6.125%, 1/01/29
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	No Opt. Call	BBB–	394,936
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA+	5,019,477
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,587,647
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	1,562,769
1,000	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A2 (4)	1,146,160
	Series 2004B, 5.500%, 11/15/24 (Pre-refunded 11/15/14)
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	2,485,854
	Hospital Project, Refunding and Improvement Series 2011, 5.500%, 8/01/20
19,895	Total Pennsylvania			20,312,893
	Puerto Rico – 2.0% (1.3% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	A3	1,292,902
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
1,100	6.375%, 8/01/39	8/19 at 100.00	A+	1,183,017
6,000	6.000%, 8/01/42	8/19 at 100.00	A+	6,287,040
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	1,885,380
	8/01/42 – FGIC Insured
22,325	Total Puerto Rico			10,648,339
	Rhode Island – 0.6% (0.4% of Total Investments)
2,970	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	2,981,048
	Series 2002A, 6.000%, 6/01/23
	South Carolina – 2.6% (1.7% of Total Investments)
2,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A1	2,069,200
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	4,697,668
	GROWTH, Series 2004, 5.250%, 12/01/23
1,355	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	1,449,240
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
5,145	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	5,150,557
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
12,905	Total South Carolina			13,366,665
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,774,798
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 2.6% (1.7% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,013,952
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	5,170,850
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA	5,188,100
	Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
700	5.500%, 11/01/37 (5), (6)	11/17 at 100.00	N/R	52,423
1,200	5.500%, 11/01/46 (5), (6)	11/17 at 100.00	N/R	89,868
15,100	Total Tennessee			13,515,193
	Texas – 11.7% (7.6% of Total Investments)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	4,853,500
	4.250%, 8/15/36 (UB)
1,250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010,	1/20 at 100.00	BBB–	1,298,075
	5.750%, 1/01/25
11,950	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AA+ (4)	8,213,713
	0.000%, 12/01/22 – AGM Insured (ETM)
4,680	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AA+	3,028,990
	0.000%, 12/01/22 – AGM Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	816,320
1,220	5.125%, 8/15/26	No Opt. Call	BBB–	1,168,736
1,100	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AA+	1,138,995
	5.750%, 1/01/40 – AGC Insured
3,150	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	3,163,230
	5.750%, 1/01/38
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA	1,014,084
	0.000%, 9/01/43
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,146,266
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	326,270
	2001C, 5.200%, 5/01/28
3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000,	9/15 at 100.00	A+	4,084,582
	5.500%, 9/01/30 – FGIC Insured
7,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	7,344,075
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,910	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	1,920,753
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
2,750	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/11 at 104.00	Aaa	2,892,478
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.500%,12/20/22
650	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	697,301
	Lien Series 2008D, 6.250%, 12/15/26
1,620	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	1,712,518
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,086,940
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,066,810
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	847,020
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
10,000	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	BBB+	6,005,200
12,000	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	BBB+	6,222,960
1,125	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	No Opt. Call	N/R	1,154,070
	Manor, Series 2010, 7.000%, 11/01/30
77,725	Total Texas			61,202,886
	Virgin Islands – 0.2% (0.1% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	252,223
	Lien Series 2009A, 6.000%, 10/01/39
820	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	864,805
	Series 2009A, 6.750%, 10/01/37
1,070	Total Virgin Islands			1,117,028
	Virginia – 0.5% (0.4% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	990,550
	2006, 5.000%, 9/01/26
1,850	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 102.00	N/R	1,828,337
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative
	Minimum Tax)
2,850	Total Virginia			2,818,887
	Washington – 2.7% (1.8% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	8,534,163
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured
5,000	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC Insured	10/11 at 100.00	Aa2	5,035,100
	(Alternative Minimum Tax)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	804,170
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
17,345	Total Washington			14,373,433
	West Virginia – 1.2% (0.8% of Total Investments)
3,550	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	No Opt. Call	BBB (4)	3,571,904
	Series 2003L, 2.000%, 10/01/22 (Mandatory put 10/01/11)
1,950	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	1,948,694
	Center, Series 2009A, 5.625%, 9/01/32
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	949,910
	Series 2008, 6.500%, 10/01/38
6,500	Total West Virginia			6,470,508
	Wisconsin – 4.0% (2.6% of Total Investments)
2,895	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,013,463
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	832,131
	Series 2009, 5.875%, 2/15/39
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	N/R	901,050
	Inc., Series 2010B, 5.125%, 4/01/36
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Eagle River Memorial
	Hospital Inc., Series 2000:
925	5.750%, 8/15/20 – RAAI Insured	8/11 at 100.50	N/R	930,365
3,000	5.875%, 8/15/30 – RAAI Insured	8/11 at 100.50	N/R	3,000,660
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,159,108
	Series 2004, 5.750%, 5/01/24
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
3,500	5.250%, 8/15/21	8/16 at 100.00	BBB+	3,586,275
1,780	5.250%, 8/15/26	8/16 at 100.00	BBB+	1,682,563
1,000	5.250%, 8/15/34	8/16 at 100.00	BBB+	893,250
4,600	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	4,858,336
20,665	Total Wisconsin			20,857,201
$ 870,512	Total Investments (cost $789,480,443) – 153.4%			804,239,036
	Floating Rate Obligations – (14.7)%			(76,992,000)
	Other Assets Less Liabilities – 1.7%			8,684,314
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.4)% (8)			(211,800,000)
	Net Assets Applicable to Common Shares – 100%			$ 524,131,350

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ –	$804,096,745	$142,291	$804,239,036

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$1,648,004
Gains (losses):
Net realized gains (losses)	(20,664)
Net change in unrealized appreciation (depreciation)	(466,455)
Purchases at cost	—
Sales at proceeds	(320,415)
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	(698,179)
Balance at the end of period	$ 142,291

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $712,700,160.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 41,690,250
Depreciation	(27,045,018)
Net unrealized appreciation (depreciation) of investments	$ 14,645,232

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments are 26.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011